Share Capital (Disclosure of Capital Stock) (Details) - CAD ($) $ in Millions	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Disclosure of classes of share capital [line items]
Number of shares outstanding	518,614,408	508,770,925
Issued capital	$ 4,349	$ 4,090
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	22,420,064	22,420,064	22,420,064
Issued capital	$ 2	$ 2	$ 2
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	484,194,344	474,350,861	463,827,512
Issued capital	$ 4,054	$ 3,795	$ 3,504
Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	10,012,393	10,012,393
Issued capital	$ 245	$ 245
Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	1,987,607	1,987,607
Issued capital	$ 48	$ 48